J.P. Morgan Mortgage Trust 2021-INV2 ABS-15G

Exhibit 99.18

SellerLoanID	Customer Loan Number	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Initial Property Valuation Grade (DBRS)	Initial Compliance Grade (DBRS)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
XXXX	302475433	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrowers. Response 1 (XX/XX/XXXX 1:11PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The CU Risk score is 2.6 on a scale of 1 - 5. For any loan files with a CU over 2.5, a secondary product needs to be provided to support the appraised value. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (XX/XX/XXXX 8:13PM) AVM supports appraised value. Variance 2.4%. Confidence Score H (0.062) (Resolved)	3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	C	C	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
XXXX	302488543	XXXX	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Open) HMDA - Government Monitoring- The Government Monitoring Section on the application was not completed and/or acknowledged. Home Mortgage Disclosure Act (Regulation C)12 CFR 1003.4(b)Equal Credit Opportunity Act (Regulation B)12 CFR 1002.13 Response 1 (XX/XX/XXXX 12:29PM) The documentation provided is not sufficient to cure the finding. The Ethnicity section was not complete, at minimum one box is required to be selected. (Upheld)	(Clear) Debts - Not Verified-

The application lists significant debts that were not verified on the credit report and not independently verified. The final application and file documentation indicate the borrower refinanced mortgage on primary residence simultaneously with subject loan (with same lender). The application indicates the new mortgage amount is $XXXX and payments $XXXX. However; the file does not contain documentation verifying the terms and confirming taxes and HOI are escrowed. It is to be noted a MERS reflected on the Fraud Report is reporting the new mortgage amount is $XXXX not $XXXX.

Response 1 (XX/XX/XXXX 2:37PM)
Loan Application provided does not document the mortgage payment in question and whether it is escrowed or not. (Upheld)

Response 2 (XX/XX/XXXX 2:50PM)
Documentation received is sufficient. (Resolved)

(Clear) Tax Payer First Act Disclosure - Missing-

The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower.

Response 1 (XX/XX/XXXX 10:43AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- CU score 3.7. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (XX/XX/XXXX 1:54PM) AVM received supports value. Variance 22.11% higher than origination appraisal. Confidence score H (0.048) (Resolved)	3	2	3	1	2	2	3	2	C	B	C	A	C	B	B	B	C	C	C	B	C	B	C	A	C	B	B	B	C	B	C	A	C	B	B	B	C	B	C	A	C	B	B	B	C	B	C	A	C	B	B	B
XXXX	302492567	XXXX	XX/XX/XXXX	$XXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. XXXX CU Score is 2.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302530039	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- CU Score is 1.3. The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302530042	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Assets - Minimum Reserves-

Sufficient reserves to meet underwriting requirements and PITI were not verified in the file. Per the AUS Approval, $XXXX in total PITI reserves for the subject and REO properties was required. Bank statements in file reflect total verified assets of $XXXX resulting in a $XXXX shortage of verified reserves.

Response 1 (XX/XX/XXXX 8:54PM)
Documentation received is sufficient. (Resolved)

(Clear) Verification Documentation - VVOE Salaried/Aged-

A VVOE is required within 10 Business Days of the Note Date. The VVOE in file is dated XX/XX/XXXX which is expired as of the Note date XX/XX/XXXX.

Response 1 (XX/XX/XXXX 1:29PM)
Documentation received is sufficient. (Resolved)

(Clear) AUS - Invalid-

The AUS is invalid due to either missing conditions or certain items that are outside of allowable tolerances. The AUS Approval reflects a loan amount of $XXXX and an LTV/CLTV of XX%. Final loan documents reflect the actual loan amount was $XXXX and the final LTV/CLTV was XX%.

Response 1 (XX/XX/XXXX 8:44PM)
Documentation received is sufficient. (Resolved)

(Clear) Mortgage History - Missing/Incomplete-

The mortgage history in the loan file was incomplete or missing. Per the AUS Approval, the payment history for a mortgage in the amount of $XXXX which was reflected on the final loan application but not matched to a liability on the credit report was required to be verified for the previous 12 months. A verification of mortgage for this liability was not provided as required.

Response 1 (XX/XX/XXXX 8:47PM)
Documentation received is sufficient. (Resolved)

(Clear) Tax Payer First Act Disclosure - Missing-

The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower.

Response 1 (XX/XX/XXXX 11:00AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The AVM did not support the value within a 10% variance, confident score was below 60, or there was no hit. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. CU Score was not available for the subject property type (Multi-Family 2-4 Unit). Response 1 (XX/XX/XXXX 2:16PM) AVM supports appraised value. Variance .19%. Confidence score H (0.129)	3	2	3	1	1	1	3	2	C	B	C	A	C	B	A	A	C	C	C	A	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A
XXXX	302530049	XXXX	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) TRID - CD - Loan Disclosures/Escrow Account-

The Escrow Account Disclosure on the CD issued on XX/XX/XXXX is inaccurate due to the following: The Escrow Account Disclosure does not reflect if the borrower declined it or the lender does not offer an Escrow Account.

Response 1 (XX/XX/XXXX 12:03PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (XX/XX/XXXX 12:04PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Condo - Documentation-

Loan file did not contain required condo documentation (Master HOI, Condo Questionnaire, Condo Budget, Project Review).

Response 1 (XX/XX/XXXX 2:52PM)
Documentation received is sufficient. (Resolved)

(Clear) Hazard Insurance - Missing/Insufficient-

The loan was missing current hazard insurance policy on the subject property with sufficient coverage/replacement cost. The master policy for the condo is missing from the loan file.

Response 1 (XX/XX/XXXX 2:55PM)
Documentation received is sufficient. (Resolved)

(Clear) Tax Payer First Act Disclosure - Missing-

The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower.

Response 1 (XX/XX/XXXX 5:37PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CU score of 2.2.	3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	C	A	C	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	302530050	XXXX	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX 2:48PM)
The documentation provided is not sufficient to cure the finding. Did not provide snapshot, only issued a PCCD issued XX/XX/XXXX. (Upheld)

Response 2 (XX/XX/XXXX 2:31PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Loan Disclosures/Escrow Account-

The Escrow Account Disclosure on the CD issued on XX/XX/XXXX is inaccurate due to the following: The No Escrow section does not disclose if the Borrower declined or if the Lender does not offer one. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(l)(7)

Response 1 (XX/XX/XXXX 2:50PM)
The documentation provided issufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that cannot increase test. Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following increase: Appraisal. The violation may be cured if documentation is provided showing the disclosure was delivered timely. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX 2:50PM)
The documentation provided isnot sufficient to cure the finding. Did not provide snapshot, only issued a PCCD issued XX/XX/XXXX.(Upheld)

Response 2 (XX/XX/XXXX 2:32PM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU score was 1.6.	3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	302530053	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing-

The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower.

Response 1 (XX/XX/XXXX 11:08AM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Insufficient Documentation-

The Underwriter's conclusions on the adequacy and the stability of the applicant's income was not supported by documentation in the file. The AUS LP, dated XX/XX/XXXX, indicated that the borrower's bonus income must be supported by YTD paystubs documenting all YTD earnings and W-2s for the most recent 2 calendar years or a written VOE documenting all YTD earnings and earnings for the most recent two calendar years. The loan file did not have the bonus income break down for the most recent two calendar years. Without using the borrower's bonus income the origination DTI increase from XX% to XX%, which exceeds the tolerance.

Response 1 (XX/XX/XXXX 8:44AM)
Documentation received is sufficient. (Resolved)

(Clear) Verification Documentation - VVOE Salaried/Missing-

A VVOE is missing from the loan file. The loan file is missing a VVOE for the borrower.

Response 1 (XX/XX/XXXX 8:43AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The subject property had a CU Score 2.2 as of XX/XX/XXXX.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	C	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530054	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing-

The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower.

Response 1 (XX/XX/XXXX 8:03AM)
Documentation received is sufficient. (Resolved)

(Clear) Debts - Not Verified-

The application indicated that the mortgage with Regions in the amount of $XXXX and the HELOC with XXXX in the amount of $XXXX, both of which were associated with the property located at XXXX, were refinanced into a new loan with XXXX in the amount of $XXXX, with a principal and interest payment of $XXXX per month. The CD from the subject refinance is missing from the file.

Response 1 (XX/XX/XXXX 2:38PM)
Documentation received is sufficient. (Resolved)

(Clear) Appraisal - Incomplete-

The appraisal is incomplete. The following addenda is missing: 1007 Comparable Rent Schedule. Rental income was utilized for qualification.

Response 1 (XX/XX/XXXX 10:50AM)
Documentation received is sufficient. (Resolved)

(Clear) Appraisal - Other-

There are additional appraisal findings. The county suffered a disaster on XX/XX/XXXX for severe winter storms. The appraisal was completed prior to the disaster on XX/XX/XXXX. A disaster inspection is required.

Response 1 (XX/XX/XXXX 8:04AM)
Documentation received is sufficient. (Resolved)

(Clear) Appraisal - Value is supported within 10% of original appraisal amount-

The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contained a Desk Review which supported the appraised value.

										3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	C	C	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
XXXX	302530059	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- CU score 2.7. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (XX/XX/XXXX 3:40PM) AVM supports appraised value. Variance 1.14%. Confidence Score H (0.04). (Resolved)	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
XXXX	302530062	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 11:17AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score is 2.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	C	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530063	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Hazard Insurance - Missing/Insufficient- The loan was missing current flood insurance policy on the subject property. Response 1 (XX/XX/XXXX 12:53PM) Documentation received is sufficient. (Resolved) (Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 12:54PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- CU score is 3.5. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (XX/XX/XXXX 3:46PM) AVM supports appraised value. Variance 1.88%. Confidence Score H (0.059) (Resolved)	3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	C	C	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
XXXX	302530068	XXXX	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The CU Score is 2.7. The loan file does not contain additional documentation to support the original appraised value. Response 1 (XX/XX/XXXX 5:05PM) AVM provided supports appraised value. 12.97% variance higher than appraised value. Confidence score H (0.079). (Resolved)	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302530071	XXXX	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) State Disclosure - XXXX Tangible Net Benefit Disclosure/Missing-

The XXXX Tangible Net Benefit Disclosure is Missing. Required for all mortgage loans to evidence that the loan is beneficial to the borrower. XXXX Mortgage Loan Originator Licensing and Mortgage Company Registration Act XX. Rev. Stat. Ann. 12-61-904.5; 4 XX. Code Regs. ' 725-3, Rule 3-1-1, 5(5) / 4 XX. Code Regs. ' 725-3, 5.8

Response 1 (XX/XX/XXXX 1:34PM)
The documentation provided is sufficient to cure the finding; however, the document provided resulted in an additional finding. Please see additional finding for State Disclosure - XXXX Tangible Net Benefit Disclosure/Timing. (Resolved)

(Clear) State Disclosure - XXXX Tangible Net Benefit Disclosure/Timing-

The XXXX Tangible Net Benefit Disclosure provided on XX/XX/XXXX was not provided to the borrower at application on XX/XX/XXXX. Required for all mortgage loans to evidence that the loan is beneficial to the borrower. XXXX Mortgage Loan Originator Licensing and Mortgage Company Registration Act. XX. Rev. Stat. Ann. 12-61-904.5; 4 XX. Code Regs. ' 725-3, Rule 3-1-1, 5(5) / 4 XX. Code Regs. ' 725-3, 5.8

Response 1 (XX/XX/XXXX 3:56PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Liabilities - Mortgage Payment History-

the AUS approval required a payment history for the following accounts: XXXX with a monthly payment of $XXXX and total balance of $XXXX, M2 Lending Solutions with a monthly payment of $XXXX and total balance of $XXXX, XXXX with a monthly payment of $XXXX and total balance of $XXXX, and XXXX with a monthly payment of $XXXX and total balance of $XXXX. Despite this requirement, there is no evidence of the payment histories in the loan file.

Response 1 (XX/XX/XXXX 6:19PM)
Documentation received is sufficient. (Resolved)

(Clear) Tax Payer First Act Disclosure - Missing-

The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. The loan file contains tax transcripts which would require the Tax Payer First Act Disclosure executed by the borrowers.

Response 1 (XX/XX/XXXX 5:39PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. Subject property has a CU score of 2.3.	3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	C	A	C	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	302530075	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU score was 2.3.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302530081	XXXX	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

.. This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). A valid change of circumstance was not provided in the loan file. Therefore, the addition to the following fees was not accepted: Appraisal Fee. This results in a cost to cure of: $XXXX. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation, investor will accept 60 days from the discovery date, XX/XX/XXXX.

Response 1 (XX/XX/XXXX 3:59PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) HOC - Missing-

The Homeownership Counseling Disclosure (HOC) is missing. Real Estate Settlement Procedures Act (Regulation X)12 CFR 1024.20(a)

Response 1 (XX/XX/XXXX 12:08PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where'compensation to' reflects either 'Lender or Broker' under Section B- ServicesBorrower Did Not Shop For of the revised PCCD issued on XX/XX/XXXX. However, thisfee should not be retained by the lender or broker. Per regulation1026.38(f)(2),

(Clear) TRID - CD - Incorrect Section-

The Title-Endorsements, Lender’s Title Insurance, Title-Messenger Fee, Title-Recording Service Fee, Title-Settlement Fee, Title-Sub-Escrow Fee, Title-Wire Fee were included in Section B of the PCCD issued on XX/XX/XXXX. However, the fee should have been entered under Section C. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(f), (g)

Response 1 (XX/XX/XXXX 4:00PM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 12:11PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. XXXX Collateral Underwriter (CU) was provided with a risk score of 2.1.	3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	C	A	C	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	302530097	XXXX	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The CU Score was 3.4, which did not support the appraised value. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (XX/XX/XXXX 3:26PM) Property street address is XXXX. CDA address is XXXX. (Upheld) Response 2 (XX/XX/XXXX 12:18PM) Documentation received is sufficient. (Resolved)	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
XXXX	302530100	XXXX	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) TRID - 10% Tolerance Violation (No Valid COC)-

The loan failed the charges that in total cannot increase more than 10% test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Recording Fees. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX 2:06PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Debts - Not Verified-

The application lists significant debts that were not verified on the credit report and not independently verified. The final 1003 reflected a 2nd home owned located on XXXX and did not provide information as to the expenses for this property. Documentation to support the expenses was not provided. The DTI could not be accurately calculated without these expenses included.

Response 1 (XX/XX/XXXX 9:06AM)
Documentation received is sufficient. (Resolved)

(Clear) Tax Payer First Act Disclosure - Missing-

The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower.

Response 1 (XX/XX/XXXX 5:57PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. XXXX Collateral Underwriter (CU) was provided with a risk score of 2.1.	3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	C	A	C	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	302530103	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Income - Pay Stubs Missing- Borrower was qualified with base pay and bonus income. Paystubs and a breakdown of the prior two years of bonus income were not provided as required. Unable to calculated the income or DTI. Response 1 (XX/XX/XXXX 2:30PM) Documentation received is sufficient. (Resolved) (Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 12:21PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The AVM did not support the value within a 10% variance, confident score was below 60, or there was no hit. XXXX Collateral Underwriter (CU) was provided with a risk score of 2.8. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (XX/XX/XXXX 3:34PM) AVM supports appraised value. Variance 3.85%. Confidence Score H (0.074) (Resolved)	3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	C	C	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
XXXX	302530108	XXXX	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing-

The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower.

Response 1 (XX/XX/XXXX 7:37PM)
Documentation received is sufficient. (Resolved)

(Clear) Hazard Insurance - Missing/Insufficient-

The loan was missing current hazard insurance policy on the subject property with sufficient coverage/replacement cost. The hazard policy in file for the subject property reflected total dwelling coverage of $XXXX which was not sufficient to cover the loan amount of $XXXX, the appraisal estimated cost new of $XXXX or the XXXX replacement cost estimate of $XXXX in file.

Response 1 (XX/XX/XXXX 4:54PM)
It appears that actual sustained loss is only up to Coverage A. (Upheld)

Response 2 (XX/XX/XXXX 4:16PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score 2.3.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	C	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530112	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing-

The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower.

Response 1 (XX/XX/XXXX 12:23PM)
Documentation received is sufficient. (Resolved)

(Clear) Borrower - Residency Alien Documentation-

Borrower - Residency Alien Documentation. The Final 1003 in file reflected the borrower was not a U.S. Citizen or a Permanent Resident Alien and the loan file did not contain any documentation confirming legal status in the United States as required.

Response 1 (XX/XX/XXXX 3:37PM)
Documentation received is sufficient. (Resolved)

(Clear) Contract Addendum - Missing-

The Sales Contract Addendum(s) is/are missing. The Final Closing Disclosure reflected a Seller credit of $XXXX and a Realtor credit of $XXXX; however, the above referenced interested party contributions did not appear on the purchase contract in file and the loan file did not contain an addendum reflecting the credits as required.

Response 1 (XX/XX/XXXX 9:02AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score is 1.6.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	C	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530119	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 2:04PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score 1.6 supports appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	C	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530121	XXXX	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) TRID - CD - Revised CD Delivery Date (Waiting Period, APR)- Revised Closing Disclosure Waiting Period Required: An APR outside of allowable tolerance required a corrected Closing Disclosure and the corrected Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date. Response 1 (XX/XX/XXXX 4:04PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The AVM did not support the value within a 10% variance, confident score was below 60, or there was no hit. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. The file contains a CU that reflects a score of 4.4. Response 1 (XX/XX/XXXX 3:37PM) Documentation received is sufficient. (Resolved)	3	1	1	1	3	1	3	1	C	A	A	A	C	A	C	A	C	A	C	C	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A
XXXX	302530131	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Income - Rental Property/Missing Lease- The rental income for the subject property was not properly documented per XXXX Selling Guide. The Selling Guide required a Single-Family Comparable Rent Schedule (Form 1007) when the subject property's rental income is used for qualifying purposes. Form 1007 is missing from the loan file. Without the Form 1007 documenting $XXXX per month in gross rental income the audit DTI increased to XX%, which exceeds the DTI maximum. Response 1 (XX/XX/XXXX 3:21PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file reflected a CU Score of 2 dated XX/XX/XXXX.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	C	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530133	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Debts - Not Verified-

The application lists significant debts that were not verified on the credit report and not independently verified. The loan file contained a 1008 for the refinance of the primary residence located at XXXX with a monthly PITI payment of $XXXX and a monthly HOA payment of $XXXX which was used by the lender to qualify. The loan file contained a credit supplement reflecting the prior payment with Flagstar in the amount of $XXXX per month; however, the loan file did not contain any documentation confirming the new PITI payment or HOA payment as required.

Response 1 (XX/XX/XXXX 8:10AM)
Documentation received is sufficient. (Resolved)

(Clear) Liabilities - Excluded Debts-

There was no explanation or support for the omission of one or more debts from the initial application. The borrower was approved with a DTI of XX% based on combined monthly consumer debt payments of $XXXX Review of the documentation in file reflected the lender omitted an auto loan payment with XXXX in the amount of $XXXX per month and an auto loan payment with XXX in the amount of $XXXX per month, and the loan file contained 12 months bank statements confirming another party was making the XXXX auto loan payments; however, the loan file did not contain any documentation supporting the omission of the XXXX payment. DTI recalculated inclusive of the XXXX payment increased from XX% to XX% which exceeds tolerance.

Response 1 (XX/XX/XXXX 8:12AM)
Documentation received is sufficient. (Resolved)

(Clear) Borrower - Residency Alien Documentation-

The Final 1003 in file reflected the borrower was not a U.S. Citizen or a Permanent Resident Alien and the loan file did not contain any documentation confirming legal status in the United States as required.

Response 1 (XX/XX/XXXX 8:08AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- 10% of original appraisal amount Appraisal - Value is not supported within 10% of original appraisal amount. The loan file did not contain an AVM, CDA OR similar valuation product and the UCDP SSR did not reflect a score. Response 1 (XX/XX/XXXX 4:41PM) AVM supports appraise value. Variance 15.06% over origination appraisal. Confidence Score H (0.043) (Resolved)	3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	C	C	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
XXXX	302530138	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing-

The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower.

Response 1 (XX/XX/XXXX 2:15PM)
Documentation received is sufficient. (Resolved)

(Clear) Liabilities - Excluded Debts-

There was no explanation or support for the omission of one or more debts from the initial application. The DU reflected the mortgage with XXXX on the primary residence was excluded from the liabilities. Notes in the file indicated this mortgage was refinanced simultaneously with the subject transaction. The new Note was provided; however, the Closing Disclosure or other documentation to support the XXXX was paid in full was not provided.

Response 1 (XX/XX/XXXX 2:18PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The CU risk score was 2.9. One page of a CDA was provided for the subject; however, the completed CDA was not provided. Response 1 (XX/XX/XXXX 11:07AM) AVM provided supports the appraised value. Variance .46%. Confidence Score H (0.06). (Resolved)	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	C	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530139	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The loan file did not contain a CU Score, CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (XX/XX/XXXX 11:26AM) AVM provided supports appraised value. Variance 7.6%. Confidence score H (0.07). (Resolved)	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302530140	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 2:24PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The CU score is 3 dated XX/XX/XXXX. The loan file did not contain an AVM, CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (XX/XX/XXXX 4:38PM) AVM supports appraised value. Variance .565%. Confidence Score H (0.071) (Resolved)	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
XXXX	302530141	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing-

The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower.

Response 1 (XX/XX/XXXX 1:17PM)
Documentation received is sufficient. (Resolved)

(Clear) Verification Documentation - VOE Self-Employed/Missing-

A VOE is missing from the loan file. The loan file is missing a Verification of Self-Employment for the borrower. The borrower owns three businesses; XXXX., XXXX. and XXXX. The file only contains a VVOE for XXXX. It is to be noted; a business search completed during review through the XXXXX Secretary State confirms XXXX. and XXXX. are both active as of XX/XX/XXXX.

Response 1 (XX/XX/XXXX 3:05PM)
Documentation received is sufficient. (Resolved)

(Clear) Debts - Not Verified-

The MERS Report reflected in the Fraud Report dated XX/XX/XXXX indicates a new mortgage was opened XX/XX/XXXX (subject Note date XX/XX/XXXX) for $XXXX secured by property located at XXXX. The file does not contain documentation of the terms of the new loan.

Response 1 (XX/XX/XXXX 3:08PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- CU score 4.0. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (XX/XX/XXXX 4:09PM) Documentation received is sufficient. (Resolved)	3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	C	C	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
XXXX	302530149	XXXX	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing-

The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower.

Response 1 (XX/XX/XXXX 7:42PM)
Referenced documentation not received. (Upheld)

Response 2 (XX/XX/XXXX 1:55PM)
Documentation received is sufficient. (Resolved)

(Clear) Rental Property - Appendix Q-

The Borrower(s) own other real estate and the PITI for each additional mortgage is not confirmed/documented. The 2019 tax returns reflected a property located at XXXXX which was not disclosed on the loan application. The loan file did not contain any documentation supporting the status of this property. If this property was sold, the loan file should have contained documentation confirming the sale of this property. If the property was retained, the loan file should have contained verification of the mortgage, taxes, insurance and homeowner's association fees associated with the property.

Response 1 (XX/XX/XXXX 3:11PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- CU score not in file. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (XX/XX/XXXX 4:05PM) Documentation received is sufficient. (Resolved)	3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	C	C	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
XXXX	302530153	XXXX	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 2:35PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- CU score is 2.6. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (XX/XX/XXXX 5:11PM) AVM supports appraised value. Variance 3.95%. Confidence Score H (0.061) (Resolved)	3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	C	C	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
XXXX	302530157	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Borrower - Residency Alien Documentation-

Borrower - Residency Alien Documentation. The Final 1003 in file reflected the borrowers Permanent Resident Aliens and DU conditioned for proof the borrowers were legal residents of the United States; however, the loan file did not contain any documentation confirming legal residency as required.

Response 1 (XX/XX/XXXX 3:39PM)
Documentation received is sufficient. (Resolved)

(Clear) Tax Payer First Act Disclosure - Missing-

The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrowers.

Response 1 (XX/XX/XXXX 1:25PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score is 2.1.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	C	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530158	XXXX	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 1:30PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score is 2.4. (Clear) Appraisal - Other- FEMA search indicated a disaster was declared for the subject county on XX/XX/XXXX due to severe winter storms. The appraisal was completed prior to the disaster on XX/XX/XXXX. A disaster inspection is required. Response 1 (XX/XX/XXXX 3:10PM) Documentation received is sufficient. (Resolved)	3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	C	C	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
XXXX	302530159	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 1:33PM) Documentation received is sufficient. (Resolved) (Clear) Debts - Not Verified- The application lists significant debts that were not verified on the credit report and not independently verified. Missing simultaneous new XXXX mortgage terms, as of for XXXX, as evidence on the Fraud Report MERS section. Response 1 (XX/XX/XXXX 2:00PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score is 1.4.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	C	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530162	XXXX	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. The loan file contains tax transcripts which would require the Tax Payer First Act Disclosure executed by the borrowers. Response 1 (XX/XX/XXXX 7:47PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score of 2.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	C	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530163	XXXX	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Income - Rental Property/Missing Lease- The rental income was not properly documented per Appendix Q. Lease agreement is required but missing from the loan file. Response 1 (XX/XX/XXXX 6:31PM) Explanation and documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU dated XX/XX/XXXX reflects a score of 1.8.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	C	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530164	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Hazard Insurance - Missing/Insufficient-

The loan was missing current hazard insurance policy on the subject property with sufficient coverage/replacement cost. The current homeowner's insurance policy on the Subject property reflects an insufficient dwelling coverage amount of $XXXX. The minimum dwelling coverage is $XXXX per the appraisal estimated cost new.

Response 1 (XX/XX/XXXX 6:16PM)
Documentation received is sufficient. (Resolved)

(Clear) Tax Payer First Act Disclosure - Missing-

The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower.

Response 1 (XX/XX/XXXX 1:41PM)
Documentation received is sufficient. (Resolved)

(Clear) Debts - Not Verified-

The application lists significant debts that were not verified on the credit report and not independently verified. The lender refinanced both the subject property along with the borrower's primary residence. The loan file did not contain any documentation to support the payoff of the primary residence mortgage held by XXXX and the newly refinanced mortgage loan details with XXXXX. For worst case - using the newly refinanced primary residence monthly P/I payment provided by the lender due to being higher than the verified mortgage on the credit report.

Response 1 (XX/XX/XXXX 1:40PM)
Documentation received is sufficient. (Resolved)

(Clear) Appraisal - Other-

There are additional appraisal findings. Per the AUS findings in the loan file, the appraisal is to be an exterior/interior appraisal report. The appraisal in the loan file is an exterior report only.

Response 1 (XX/XX/XXXX 6:13PM)
Explanation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The AVM did not support the value within a 10% variance, confident score was below 60, or there was no hit. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (XX/XX/XXXX 4:16PM) Documentation received is sufficient. (Resolved)	3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	C	C	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
XXXX	302530165	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Debts - Not Verified-

The application lists significant debts that were not verified on the credit report and not independently verified. The application reflects a property located at XXXX, owned free and clear. The file contains evidence of monthly taxes in the amount of $XXXX; however, is missing evidence of monthly hazard insurance in the amount of $XXXX (per application).

Response 1 (XX/XX/XXXX 3:43PM)
It is acknowledged that insurance required; however, either a statement from the borrower confirming no insurance or documentation of the insurance payment is required. (Upheld)

Response 2 (XX/XX/XXXX 4:21PM)
Documentation received is sufficient. (Resolved)

(Clear) Tax Payer First Act Disclosure - Missing-

The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower.

Response 1 (XX/XX/XXXX 1:45PM)
Documentation received is sufficient. (Resolved)

(Clear) Condo - Documentation-

Loan file did not contain required condo documentation (Master HOI, Condo Questionnaire, Condo Budget, Project Review). Subject property is a condominium in an established project. The file is missing a Condo Questionnaire verifying project conforms to LP requirements for an established project.

Response 1 (XX/XX/XXXX 1:44PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score 2.4.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	C	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530166	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 1:48PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The subject property had a CU score of 1.7 with a date of XX/XX/XXXX.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	C	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530172	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrowers. Response 1 (XX/XX/XXXX 2:00PM) Documentation received is sufficient. (Resolved) (Clear) Assets - Other- There are additional asset findings. The file is missing terms of withdrawal for retirement account with XXXX as required per XXXX guidelines. If assets are excluded, borrowers would be short reserves in the amount of $XXXX. Response 1 (XX/XX/XXXX 8:26AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- No CU score due to subject is a 4 unit property. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (XX/XX/XXXX 5:20PM) AVM supports appraised value. Variance 2.3%. Confidence Score H (0.082) (Resolved)	3	2	3	1	1	1	3	2	C	B	C	A	C	B	A	A	C	C	C	A	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A
XXXX	302530175	XXXX	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Liabilities - Missing Debts/ DTI Exceeds Tolerance-

The DTI did not reflect all of the borrower's debts resulting in a DTI that exceeds allowable tolerances. The P&I payment for the borrower's primary residence is $XXXX; however, the lender used $XXXX. The DTI increased from XX% to XX%.

Response 1 (XX/XX/XXXX 2:42PM)
Documentation not received. (Upheld)

Response 2 (XX/XX/XXXX 8:16PM)
Referenced documentation not received. (Upheld)

Response 3 (XX/XX/XXXX 5:18PM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Other-

XX required the borrower's income to be documented with a YTD paystub and a W2 for the most recent calendar year or a written VOE documenting YTD earnings and earnings for the most recent calendar year. The loan file contains YTD paystub dated through XX/XX/XXXX; however, prior year earnings from 2020 are not documented.

Response 1 (XX/XX/XXXX 8:11PM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Other-

The borrower's IHSS (In home heath care services income) is grossed to XX% because the paystub does not reflect federal income taxes. Audit research reflects IHSS income can be non-taxable if the provider lives with the individual who requires care. There is an LOE from the borrower reflecting he cares for his father; however, there is no verification from the employer to document if the borrower's income qualifies as non-taxable.

Response 1 (XX/XX/XXXX 2:44PM)
Documentation not received. (Upheld)

Response 2 (XX/XX/XXXX 8:13PM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Rental Property/Missing Lease-

The rental income was not properly documented per Appendix Q. Lease agreements are required but missing from the loan file. The leases for the subject property XXXX and XXXX are missing.

Response 1 (XX/XX/XXXX 2:44PM)
Documentation not received. (Upheld)

Response 2 (XX/XX/XXXX 8:14PM)
Documentation received is sufficient. (Resolved)

(Clear) Tax Payer First Act Disclosure - Missing-

The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower.

Response 1 (XX/XX/XXXX 2:41PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CU score of 2.1.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	C	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530176	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Income - W2(s) Missing-

W2's missing from the loan file. Missing most recent year W2 or Form 1005 standard Verification of Employment, required per AUS.

Response 1 (XX/XX/XXXX 3:20PM)
Documentation received is sufficient. (Resolved)

(Clear) Borrower - Residency Alien Documentation-

The borrower indicated on the Final 1003 Permanent Resident Alien status, and DU conditioned for proof the borrower was a legal resident of the United States; however, the file contains no evidence documenting the borrower is a legal resident as required.

Response 1 (XX/XX/XXXX 3:22PM)
Documentation received is sufficient. (Resolved)

(Clear) Tax Payer First Act Disclosure - Missing-

The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower.

Response 1 (XX/XX/XXXX 7:50PM)
Referenced documentation not received. (Upheld)

Response 2 (XX/XX/XXXX 2:02PM)
Documentation received is sufficient. (Resolved)

(Clear) Debts - Not Verified-

The application lists significant debts that were not verified on the credit report and not independently verified. The Final 1003 and DU Approval reflect the borrower pays $XXXX per month rent for the primary residence; however, the loan file did not contain any documentation confirming the payment as required.

Response 1 (XX/XX/XXXX 2:53PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score is 2.1. (Clear) Appraisal - Other- There are additional appraisal findings. The subject's county suffered a disaster on XX/XX/XXXX for severe winter storms. The appraisal was completed prior to the disaster on XX/XX/XXXX. A disaster inspection is required. Response 1 (XX/XX/XXXX 6:40PM) Documentation received is sufficient. (Resolved)	3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	C	C	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
XXXX	302530178	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) HOC - Missing- The Homeownership Counseling Disclosure (HOC) is missing from the loan file. Real Estate Settlement Procedures Act (Regulation X)12 CFR 1024.20(a) Response 1 (XX/XX/XXXX 1:43PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Debts - Not Verified- The application lists significant debts that were not verified on the credit report and not independently verified. Documentation in the loan file reflected the borrower purchased the property located at XXXX simultaneously with the subject purchase; however, the loan file did not contain any documentation confirming the new PITI payment for that property as required. Response 1 (XX/XX/XXXX 3:19PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan files contains a UCCP SSR which reflects a CU score of 2.1 which is below the 2.5 threshold.	3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	C	A	C	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	302530182	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 2:04PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The AVM did not support the value within a 10% variance, confident score was below 60, or there was no hit. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (XX/XX/XXXX 5:26PM) AVM supports appraised value. Variance 9.15%. Confidence Score H (0.069) (Resolved)	3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	C	C	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
XXXX	302530183	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing- The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 7:54PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score is 2.2.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	C	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530189	XXXX	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Debts - Not Verified- The application reflected the borrower's primary residence mortgage with XXXX was refinanced with XXXX. The new loan amount was $XXXX and the new payment was $XXXX0 A CD to confirm the terms and PITI was not provided. Response 1 (XX/XX/XXXX 1:48PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU Score was 1.8.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	C	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530190	XXXX	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. XXXX CU Score is 2.3.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302530194	XXXX	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Open) HMDA - Government Monitoring- The Government Monitoring Section on the application was not fully completed by the borrower. Home Mortgage Disclosure Act (Regulation C) 12 CFR 1003.4(b) Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.13	(Clear) Debts - Not Verified-

The application lists significant debts that were not verified on the credit report and not independently verified. The final application indicates the borrowers refinanced properties located at XXXX and XXXX. New mortgage for XXXX $XXXX and payments $XXXX, new mortgage for XXXX $XXXX and payments $XXXX. However; the file does not contain documentation to verify terms and that taxes and hazard insurance were escrowed.

Response 1 (XX/XX/XXXX 6:21PM)
Documentation received is sufficient. (Resolved)

(Clear) Tax Payer First Act Disclosure - Missing-

The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. The loan file contains tax transcripts; however; the file does not contain a signed Tax Payer First Act Disclosure which is required by the IRS when tax transcripts are obtained.

Response 1 (XX/XX/XXXX 2:46PM)
Documentation received is sufficient. (REsolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score 2.4 (must be 2.5 or less) is acceptable for loan amount up to $XXXX.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	C	A	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	302530197	XXXX	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Payer First Act Disclosure - Missing-

The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower.

Response 1 (XX/XX/XXXX 8:05PM)
Referenced documentation not received. (Upheld)

Response 2 (XX/XX/XXXX 2:15PM)
Documentation received is sufficient. (Resolved)

(Clear) Debts - Not Verified-

The application reflects the Borrower simultaneously refinanced the subject rental property in addition to two other rental properties and the Borrowers primary residence. The file is missing documentation of the new loan amounts and monthly PITIA payments for the additional properties closed on the same date, located at XXXX, XXXXX, and primary address of XXXXX.

Response 1 (XX/XX/XXXX 6:39PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CU that reflects a score of 1.5.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	C	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530202	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Debts - Not Verified-

The application lists significant debts that were not verified on the credit report and not independently verified. The borrowers were qualified with a XX% DTI based on combined monthly debt totaling $XXXX, which included the primary residence PITI payment of $XXXX. The origination credit report supported the qualifying payment for the primary residence; however, the loan file did not contain a copy of the primary residence mortgage statement, tax cert, or hazard policy confirming that payment included escrows.

Response 1 (XX/XX/XXXX 1:53PM)
Documentation received is sufficient. (Resolved)

(Clear) Tax Payer First Act Disclosure - Missing-

The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower.

Response 1 (XX/XX/XXXX 2:13PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score is 2.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	C	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302530203	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) Security Instrument - Trust Missing- Title to the Property is held in a Trust, but the Trust Document is missing. Unable to determine if signatures on the Security Instrument are accurate. Response 1 (XX/XX/XXXX 2:24PM) The documentation provided is sufficient to cure the finding. (Resolved) (Clear) Note - Trust Missing- Title to the Property is held in Trust, but the Trust Document is missing. Unable to determine if signatures on Note are accurate. Response 1 (XX/XX/XXXX 2:24PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Debts - Not Verified-

The application lists significant debts that were not verified on the credit report and not independently verified. The documentation in file reflected 2 additional rental properties located at XXXX, and XXXX were being refinanced simultaneously with the subject transaction; however, the loan file did not contain any documentation confirming the new PITI payments for these 2 properties as required.

Response 1 (XX/XX/XXXX 3:00PM)
Documentation received is sufficient. (Resolved)

(Clear) Tax Payer First Act Disclosure - Missing-

The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower.

Response 1 (XX/XX/XXXX 12:03PM)
Documentation received is sufficient. (Resolved)

(Clear) Appraisal - Value is not supported within 10% of original appraisal amount-

The AVM did not support the value within a 10% variance. CU Score is 3.6. The loan file did not contain a CDA, Field Review, or secondary valuation product to support the origination appraised value.

Response 1 (XX/XX/XXXX 5:48PM)
AVM supports appraised value. Variance 2.09%. Confidence Score H (0.099) (Resolved)

(Clear) Appraisal - Other-

Appraisal - Other. There are additional appraisal findings. Appraiser states on 442 Completion Cert, that "security bars on bedroom windows without release latches comply with local ordinances". The 442 directs to an attachment to accompany, but no attachment found in file. The file contains a directive from City of XXXX, ordering the window bars must either be the break away type, or be removed from the bedroom window. No evidence of compliance with the order is in file.

Response 1 (XX/XX/XXXX 6:44AM)
Documentation received is sufficient. (Resolved)

										3	2	3	1	3	1	3	2	C	B	C	A	C	B	C	A	C	C	C	C	C	B	C	A	C	B	C	A	C	B	C	A	C	B	C	A	C	B	C	A	C	B	C	A	C	B	C	A	C	B	C	A
XXXX	302530210	XXXX	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Income - Miscalculated/DTI Exceeds Tolerance-

The income is miscalculated on one or more borrowers, however the recalculated DTI is not within allowable tolerances (X%) or DTI MAX. The loan file contains an AUS pulled XX/XX/XXXX (post-closing) indicating submitted income in the amount of $XXXX ($XXXX for borrower and $XXXX for co-borrower). Income calculation worksheets were not provided. Borrowers are paid hourly with year-to-date average earnings less than 2019 average earnings for both borrowers. Income calculated during review using year-to-date average earnings for 2020 (minus overtime and incentive due to no breakout for prior year). Borrower's income averages to $XXXX and co-borrower's income averages to $XXXX totaling $XXXX. DTI per LP dated XX/XX/XXXX is XX%. In addition; primary housing payment (not subject) submitted to LP was $XXXX. However; the final application reflects primary housing payment as $XXXX which includes a second mortgage for $XXXX. The second mortgage is not verified in the loan file; however, is reflected on the final application with XXXX as lender, balance $XXXX and payments $XXXX. Recalculation of debt and income increases DTI to XX% which exceeds maximum allowed of XX%.

Response 1 (XX/XX/XXXX 3:51PM)
The income stands as calculated at review; however, documentation provided to clear the additional 2 defects resulted in a DTI of XX%, which is acceptable since the LP Accept DTI was XX%. (Resolved)

(Clear) Debts - Not Verified-

The application lists significant debts that were not verified on the credit report and not independently verified. The final application reflects the borrowers have a second mortgage on their primary residence with XX, balance $XXXX and payments $XXXX. However; the file does not contain documentation verifying the terms and payment history.

Response 1 (XX/XX/XXXX 4:43PM)
Documentation received is sufficient. (Resolved)

(Clear) Debts - Not Verified-

The application lists significant debts that were not verified on the credit report and not independently verified. The loan file contains a Fraud Report dated XX/XX/XXXX which indicates the mortgages borrowers' other 4 financed properties were refinanced on XX/XX/XXXX which is the same day subject loan closed. The file does not contain documentation verifying the terms of the new mortgages. Unable to complete an accurate calculation of debts and DTI.

Response 1 (XX/XX/XXXX 4:54PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- CU score 2.7. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (XX/XX/XXXX 8:08PM) AVM provided is for the borrower's primary residence as opposed to the subject property. (Upheld) Response 2 (XX/XX/XXXX 12:31PM) Documentation received is sufficient. (Resolved)	3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	C	C	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
XXXX	302530211	XXXX	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Credit Report - Aged-

The credit report was expired at the time of closing based on guides. The credit report for borrower 2 and borrower 3 dated XX/XX/XXXX is expired as of the Note date XX/XX/XXXX.

Response 1 (XX/XX/XXXX 6:26PM)
Documentation received is sufficient. (Resolved)

(Clear) Debts - Not Verified-

The application lists significant debts that were not verified on the credit report and not independently verified. The borrower 2 and borrower 3 refinanced their primary residence located at XXXX XX/XX/XXXX per the fraud report and application. The credit report does not indicate the new mortgage and the file does not contain a VOM and documentation the taxes and hazard insurance are escrowed in the loan payment. In addition; the final application and fraud report indicate the mortgages for properties located at XXXX, XXXX and XXXX were refinanced as of XX/XX/XXXX. All are owned by borrower 2 and borrower 3. However; the file does not contain documentation verifying new terms of the new mortgages and verification the taxes and hazard insurance are escrowed in the loan payment. In addition; the file does not contain evidence all current mortgages were paid in full: XXXX #XXXX, XXXX #XXXX, XXXX XXXX and XXXX #XXXX.

Response 1 (XX/XX/XXXX 5:26PM)
Referenced documentation not received. (Upheld)

Response 2 (XX/XX/XXXX 9:25AM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Pay Stubs Missing-

The required pay stubs were not obtained from the applicant(s) or were not properly retained in the file. Paystubs provided for borrower 3 were from XX/XX/XXXX which are expired as of the Note date XX/XX/XXXX.

Response 1 (XX/XX/XXXX 5:24PM)
Paystub received and current; however, income documentation for 2020 from XX/XX/XXXX is missing. (Upheld)

Response 2 (XX/XX/XXXX 9:37AM)
With the newly provided XX/XX/XXXX paystub, documentation age is not a concern; however, the undocumented earnings gap from XX/XX/XXXX to XX/XX/XXXX does not allow the Reviewer to confirm stable income. 1 of the following cure documents: 2020 year end paystub, 2020 W2, or full written VOE are required to confirm stable income. (Upheld)

Response 3 (XX/XX/XXXX 6:26PM)
Documentation received is sufficient. (Resolved)

(Clear) Liabilities - Excluded Debts-

There was no explanation or support for the omission of one or more debts from the initial application. The borrower's credit report indicates a rental agreement history reporting as of XX/XX/XXXX, with payments of $XXXX per month. The lender excluded the payment from qualifying debts; however, the file does not contain documentation support the omission. If monthly payment is included in qualifying debts; DTI would increase from XX% to XX%.

Response 1 (XX/XX/XXXX 9:23AM)
Explanation and documentation received is sufficient. (Resolved)

(Clear) Debts - Not Verified-

The application lists significant debts that were not verified on the credit report and not independently verified. The borrower owns current residence located at XXXX free and clear. The file does not contain documentation to verify hazard insurance for property.

Response 1 (XX/XX/XXXX 5:27PM)
Referenced documentation not received. (Upheld)

Response 2 (XX/XX/XXXX 9:21AM)
Specifically, documentation of the hazard insurance premium for XXXX is required. (Upheld)

Response 3 (XX/XX/XXXX 5:04PM)
A borrower statement is required that the property in question does not have HOI coverage. (Upheld)

Response 4 (XX/XX/XXXX 9:09AM)
Documentation received is sufficient. (Resolved)

(Clear) Tax Payer First Act Disclosure - Missing-

The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. The loan file contains tax transcripts for borrower 2 and borrower 3; however; the file does not contain a signed Tax Payer First Act Disclosure which is required by the IRS when tax transcripts are obtained.

Response 1 (XX/XX/XXXX 2:50PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CU with a score of 1.2.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	C	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302581360	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Income - Social Security/Pension-

Lender used SSI in the amount of $XXXX stating per 1099; however; 1099 is not reflected in the loan file.

Response 1 (XX/XX/XXXX 6:45PM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Insufficient Documentation-

The Underwriter's conclusions on the adequacy and the stability of the applicant's income was not supported by documentation in the file. Lender used XXXX retirement in the amount of $XXXX. However; the file is missing documentation to support. Bank statements only reflect net deposits of $XXXX.

Response 1 (XX/XX/XXXX 6:46PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score 2.4	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	C	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302581366	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is 1.4.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302581445	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The AVM did not support the value within a 10% variance. The XXXX Collateral Underwriter (CU) score was 4.1. A CDA or secondary appraisal product was not provided. Response 1 (XX/XX/XXXX 7:16PM) Documentation received is sufficient. (Resolved)	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
XXXX	302581457	XXXX	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Condo - Documentation- Loan file did not contain required condo documentation (Master HOI, Condo Questionnaire, Condo Budget, Project Review). The Condo Questionnaire was missing from the loan file. Response 1 (XX/XX/XXXX 7:00PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score 1.6.	2	1	2	1	1	1	1	1	B	A	B	A	A	A	A	A	B	B	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A
XXXX	302581458	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) TRID - CD - Closing Information/Closing Date-

The CD issued on XX/XX/XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(ii)

Response 1 (XX/XX/XXXX 9:12AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Closing Information/Disbursement Date-

The CD issued on XX/XX/XXXX does not reflect the correct Disbursement Date. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii)

Response 1 (XX/XX/XXXX 9:12AM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) Income - Rental Property Income- The documentation supporting income from other real estate owned is not adequately supported to meet underwriting guidelines. The loan file is missing a Lease Agreement for property located at XXXX supporting rental income in the monthly amount of $XXXX. Response 1 (XX/XX/XXXX 3:29PM) Documentation not received. (Upheld) Response 2 (XX/XX/XXXX 4:35PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score 1.7.	3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	C	A	B	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
XXXX	302581469	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU dated XX/XX/XXXX reflects a score of 1.6.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302581502	XXXX	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The AVM did not support the value within a 10% variance, confident score was below 60, or there was no hit. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (XX/XX/XXXX 5:30PM) Documentation received is sufficient. (Resolved)	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
XXXX	302592723	XXXX	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Appraisal Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. Refund in the amount of $XXXX provided at closing. Remaining cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX 12:41PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan's total points and fees were $XXXX which exceeded: X% of total loan amount $XXXX for loans $XXXX or more. The following fees were included in the testing: Appraisal Management Fee $XXXX Lender Closing Fee $XXXX Points $XXXX Processing Fee $XXXX and Underwriting Fee $XXXX Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3)

Response 1 (XX/XX/XXXX 12:41PM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU score is 1.3.	3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	302592724	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) AUS - Discrepancy/Conforming Loan- The AUS final approval data does not match the 1003/1008. The AUS contained in the loan file reflects a different loan amount of $XXXX. The correct loan amount reflected on the Note is $XXXX. No other AUS is contained in the loan file to reflect the correct loan amount. Response 1 (XX/XX/XXXX 3:23PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. The XXXX CU score is 5. Response 1 (XX/XX/XXXX 2:28PM) CDA provided is for a XXXX property. It is not associated with the subject property located on XXXX. (Upheld) Response 2 (XX/XX/XXXX 8:23AM) Documentation received is sufficient. (Resolved)	3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	C	C	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
XXXX	302592747	XXXX	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) TRID - CD - Closing Information/Disbursement Date- The CD issued on XX/XX/XXXX does not reflect the correct Disbursement Date. The CD reflects a disbursement date of XX/XX/XXXX; however, the loan did not consummated until XX/XX/XXXX. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii) Response 1 (XX/XX/XXXX 4:34PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The AVM did not support the value within a 10% variance, confident score was below 60, or there was no hit. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (XX/XX/XXXX 8:24PM) Referenced documentation not received. (Upheld) Response 2 (XX/XX/XXXX 3:26PM) Documentation received is sufficient. (Resolved)	3	1	1	1	2	1	3	1	C	A	A	A	C	A	B	A	C	A	C	B	C	A	A	A	C	A	B	A	C	A	A	A	C	A	B	A	C	A	A	A	C	A	B	A	C	A	A	A	C	A	B	A
XXXX	302592828	XXXX	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CU score is contained in the loan file which reflects as 1.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302592981	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The AVM did not support the value within a 10% variance, confident score was below 60, or there was no hit. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. The CU Risk Score, dated XX/XX/XXXX is 2.8. Response 1 (XX/XX/XXXX 8:31PM) Documentation received is sufficient. (Resolved)	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
XXXX	302604882	XXXX	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (XX/XX/XXXX 8:28AM) Documentation received is sufficient. (Resolved)	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
XXXX	302618076	XXXX	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) TRID - SPL - More than 3 days from Application- The Service Provider List issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(e)(1)(vi)(C) Response 1 (XX/XX/XXXX 3:10PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. XXXX CU Score is 1.2.	2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
XXXX	302621933	XXXX	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302621965	XXXX	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score 1.3.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302621987	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) TRID - CD - Closing Information/Disbursement Date-

The CD issued on XX/XX/XXXX does not reflect the correct Disbursement Date when compared to the Security Instrument notary date. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii)

Response 1 (XX/XX/XXXX 11:07AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - SPL/Missing-

The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop; as a result, the following fees were included in the 10% tolerance bucket: Escrow, Lenders Title Insurance and Notary. Truth in Lending Act (Regulation Z)12 CFR 1026.19(e)(1)(vi)(C)

Response 1 (XX/XX/XXXX 11:08AM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Subject CU Score is 2.8. Response 1 (XX/XX/XXXX 8:32AM) Documentation received is sufficient. (Resolved)	3	1	1	1	2	1	3	1	C	A	A	A	C	A	B	A	C	A	C	B	C	A	A	A	C	A	B	A	C	A	A	A	C	A	B	A	C	A	A	A	C	A	B	A	C	A	A	A	C	A	B	A
XXXX	302629556	XXXX	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: appraisal fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX 1:15PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - 10% Tolerance Violation (No Valid COC)-

The loan failed the charges that in total cannot increase more than 10% test. A valid change of circumstance was not provided in the loan file. Therefore, the addition to the following fee was not accepted: recording fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX 1:16PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Settlement Agent License-

The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.38(r)(3), (5).

Response 1 (XX/XX/XXXX 1:33PM)
Per SFIG TRID 3.0, this is no longer in scope. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. Cu Score is 1.8.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	A	A	C	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	302629740	XXXX	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. XXXX did not have an available score. Response 1 (XX/XX/XXXX 8:37AM) AVM supports value. Variance of .78%. Confidence Score H (0.059). (Resolved)	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
XXXX	302638784	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Verification Documentation - VOE Self-Employed/Missing- A VOE is missing from the loan file. The loan file is missing a Verification of Self-Employment for the borrower for XXXX business. It is to be noted a search through XXXX Secretary of State verified the business active as of XX/XX/XXXX. Response 1 (XX/XX/XXXX 1:31PM) Referenced documentation not received. (Upheld) Response 2 (XX/XX/XXXX 10:36AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. UCDP dated XX/XX/XXXX did not reflect a CU Score due to subject is a 2 unit property. Response 1 (XX/XX/XXXX 6:01PM) AVM supports appraised value. Variance 5.44%. Confidence Score H (0.061) (Resolved)	3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	C	C	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
XXXX	302641847	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score is 2.4.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302674710	XXXX	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase/addition to the following fees was not accepted: Appraisal Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX 3:23PM)
The documentation provided is not sufficient to cure the finding. The COC provided does not list a valid reason for the Appraisal fee to increase. Please provide a valid reason or the following docs to clear the finding: PCCD, LOE, Refund in the amount of $XXXX and proof of delivery to consumer. (Upheld)

Response 2 (XX/XX/XXXX 5:19PM)
The documentation provided is sufficient to cure the finding; however, the loan fails the PCCD delivery date test because the violation was cured more than 60 days after consummation. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. XXXX CU Score is 3.3. Response 1 (XX/XX/XXXX 8:44AM) AVM supports value. Variance of 8.04%. Confidence Score H (0.07). (Resolved)	3	2	1	1	3	2	3	1	C	B	A	A	C	A	C	B	C	A	C	C	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B
XXXX	302696968	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. XXXX CU Score is 2.6. Response 1 (XX/XX/XXXX 6:09PM) AVM supports value. Variance of 7.06%. Confidence Score H (0.033) (Resolved)	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
XXXX	302792147	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. XXXX CU Score is 2.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302767174	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. CU score 2.0 is acceptable for the loan amount up to $XX.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A